Related Party Transactions -Summary of Compensation of Key Management Personnel of Bank (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Salaries and cash incentives	[1]	$ 28	$ 25
Equity-based payment	[2]	36	29
Pension and other benefits	[1]	2	2
Total		$ 66	$ 56

[1]	Represents amounts expensed during the year.
[2]	Represents equity-based awards granted during the year.